Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

July 31, 2022 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS – 31.4%
Communication Services – 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	$25,000	$22,785
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	75,000	66,798
CommScope, Inc., 4.75%, 09/01/29(1)	15,000	13,078
DISH DBS Corp., 7.75%, 07/01/26	45,000	37,475
Frontier Communications Holdings LLC, 8.75%, 05/15/30(1)	10,000	10,635
Level 3 Financing, Inc., 4.25%, 07/01/28(1)	15,000	13,124
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	55,000	46,083
McGraw-Hill Education, Inc., 5.75%, 08/01/28(1)	45,000	40,466
McGraw-Hill Education, Inc., 8.00%, 08/01/29(1)	55,000	46,329
Millennium Escrow Corp., 6.63%, 08/01/26(1)	40,000	31,482
Nexstar Media, Inc., 4.75%, 11/01/28(1)	20,000	18,679
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/28(1)	40,000	35,807
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	70,000	51,614
T-Mobile USA, Inc., 3.88%, 04/15/30	105,000	101,065
Twitter, Inc., 3.88%, 12/15/27(1)	40,000	38,117
Total Communication Services		573,537
Consumer Discretionary – 3.1%
At Home Group, Inc., 4.88%, 07/15/28(1)	10,000	7,875
At Home Group, Inc., 7.13%, 07/15/29(1)	40,000	26,734
Brunswick Corp., 2.40%, 08/18/31	97,000	74,488
Caesars Entertainment, Inc., 6.25%, 07/01/25(1)	30,000	29,962
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	5,000	5,007
Carriage Services, Inc., 4.25%, 05/15/29(1)	45,000	39,209
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	45,000	45,471
Cooper-Standard Automotive, Inc., 13.00%, 06/01/24(1)	20,000	21,362
Dick’s Sporting Goods, Inc., 3.15%, 01/15/32	84,000	68,912
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(1)	55,000	41,198
Ford Motor Co., 3.25%, 02/12/32	49,000	40,988
Ford Motor Co., 4.75%, 01/15/43	70,000	57,792
Jacobs Entertainment, Inc., 6.75%, 02/15/29(1)	45,000	37,432
M/I Homes, Inc., 4.95%, 02/01/28	55,000	50,734
Metis Merger Sub LLC, 6.50%, 05/15/29(1)	25,000	21,324
Mohegan Gaming & Entertainment, 8.00%, 02/01/26(1)	50,000	44,879
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	65,000	63,679
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.63%, 09/01/29(1)	90,000	72,897
PulteGroup, Inc., 7.88%, 06/15/32	50,000	58,161
PulteGroup, Inc., 6.38%, 05/15/33	30,000	32,124
Station Casinos LLC, 4.50%, 02/15/28(1)	50,000	45,431
Tenneco, Inc., 5.38%, 12/15/24	20,000	19,557
Tenneco, Inc., 5.13%, 04/15/29(1)	45,000	44,331
Under Armour, Inc., 3.25%, 06/15/26	30,000	27,567
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	25,000	20,604
Total Consumer Discretionary		997,718
Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Staples – 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 03/15/26(1)	$60,000	$55,830
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	45,000	33,350
Turning Point Brands, Inc., 5.63%, 02/15/26(1)	60,000	53,291
Total Consumer Staples		142,471
Energy – 4.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(1)	105,000	104,055
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	80,000	78,672
Antero Resources Corp., 7.63%, 02/01/29(1)	8,000	8,441
Antero Resources Corp., 5.38%, 03/01/30(1)	15,000	14,760
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	45,000	43,975
Callon Petroleum Co., 7.50%, 06/15/30(1)	45,000	43,212
Calumet Specialty Products Partners LP / Calumet Finance Corp., 8.13%, 01/15/27(1)	40,000	34,551
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	25,000	24,656
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	45,000	44,990
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29(1)	20,000	18,606
DCP Midstream Operating LP, 3.25%, 02/15/32	60,000	51,763
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(1)	40,000	38,328
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(3)	75,000	68,250
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(1)	100,000	85,096
HF Sinclair Corp., 5.88%, 04/01/26(1)	85,000	87,240
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	60,000	54,842
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	45,000	41,386
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	103,000	125,400
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	45,000	42,942
Mesquite Energy, Inc., Escrow, 7.25%, 02/15/23	12,000	255
Nabors Industries Ltd., 7.25%, 01/15/26(1)	25,000	22,763
Occidental Petroleum Corp., 6.13%, 01/01/31	45,000	48,287
Parsley Energy LLC / Parsley Finance Corp., 4.13%, 02/15/28(1)	45,000	42,144
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	85,000	83,103
Southwestern Energy Co., 5.38%, 02/01/29	75,000	73,420

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2022 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/31	$5,000	$4,707
Transocean, Inc., 11.50%, 01/30/27(1)	4,000	3,801
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	63,000	59,156
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	30,000	27,722
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(1)	10,000	8,703
Total Energy		1,385,226
Financials – 8.2%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	35,000	33,635
Allstate Corp. (The), Series B, 5.75%, (3-Month USD LIBOR + 2.94%), 08/15/53(2)	95,000	88,188
Ally Financial, Inc., Series B, 4.70%, (US 5 Year CMT T- Note + 3.87%), perpetual(2)(3)	118,000	99,807
Athene Global Funding, 2.45%, 08/20/27(1)	70,000	61,680
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27(2)	65,000	58,999
Bank of America Corp., 3.42%, (3-Month USD LIBOR + 1.04%), 12/20/28(2)	95,000	90,956
Bank of America Corp., 2.48%, (US 5 Year CMT T- Note + 1.20%), 09/21/36(2)	60,000	48,553
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(3)	90,000	89,865
Blackstone Private Credit Fund, 2.63%, 12/15/26(1)	59,000	50,392
Blue Owl Finance LLC, 3.13%, 06/10/31(1)	75,000	59,077
Brighthouse Financial, Inc., 5.63%, 05/15/30	50,000	50,400
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	30,000	25,700
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(3)	95,000	80,512
Citadel LP, 4.88%, 01/15/27(1)	50,000	48,979
Citigroup, Inc., 3.98%, (3-Month USD LIBOR + 1.34%), 03/20/30(2)	210,000	203,476
Cobra AcquisitionCo. LLC, 6.38%, 11/01/29(1)	45,000	33,770
Goldman Sachs Group, Inc. (The), 1.99%, (SOFR + 1.09%), 01/27/32(2)	240,000	197,890
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	25,000	24,889
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	25,000	24,061
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%), perpetual(2)(3)	34,000	30,229
JPMorgan Chase & Co., 2.96%, (SOFR + 2.52%), 05/13/31(2)	105,000	93,945
JPMorgan Chase & Co., 1.95%, (SOFR + 1.07%), 02/04/32(2)	100,000	83,166
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	55,000	49,122
Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	$50,000	$41,648
Lincoln National Corp., 4.75%, (3-Month USD LIBOR + 2.04%), 04/20/67(2)	80,000	60,820
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%), perpetual(2)(3)	52,000	50,754
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(3)	40,000	37,870
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	200,000	184,243
Morgan Stanley, 3.95%, 04/23/27	125,000	123,462
Navient Corp., 6.75%, 06/25/25	44,000	42,847
OWL Rock Core Income Corp., 4.70%, 02/08/27(1)	38,000	35,083
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43(2)	85,000	84,899
Prudential Financial, Inc., 5.13%, (US 5 Year CMT T- Note + 3.16%), 03/01/52(2)	79,000	75,614
Santander Holdings USA, Inc., 4.40%, 07/13/27	59,000	57,659
Synovus Financial Corp., 5.90%, (USD 5 Year Swap + 3.38%), 02/07/29(2)	25,000	24,573
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(2)	70,000	63,869
Truist Financial Corp., Series Q, 5.10%, (US 10 Year CMT T- Note + 4.35%), perpetual(2)(3)	60,000	57,690
Wells Fargo & Co., Series BB, 3.90%, (US 5 Year CMT T-Note + 3.45%), perpetual(2)(3)	130,000	120,494
Total Financials		2,688,816
Health Care – 2.6%
Akumin, Inc., 7.00%, 11/01/25(1)	50,000	41,471
Avient Corp., 7.13%, 08/01/30(1)	10,000	10,321
Bausch Health Americas, Inc., 9.25%, 04/01/26(1)	24,000	16,764
Bausch Health Cos., Inc., 6.13%, 02/01/27(1)	5,000	4,273
Bausch Health Cos., Inc., 7.00%, 01/15/28(1)	35,000	19,483
Baxter International, Inc., 2.54%, 02/01/32	65,000	56,481
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	134,000	125,076
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	20,000	11,154
CHS/Community Health Systems, Inc., 6.13%, 04/01/30(1)	30,000	16,119
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	35,000	29,494
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	90,000	72,687
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30	140,000	119,762
HCA, Inc., 5.63%, 09/01/28	17,000	17,653
Illumina, Inc., 2.55%, 03/23/31	102,000	86,107
Lannett Co., Inc., 7.75%, 04/15/26(1)	10,000	3,650
Legacy LifePoint Health LLC, 6.75%, 04/15/25(1)	20,000	19,606

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2022 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)
Par Pharmaceutical, Inc., 7.50%, 04/01/27(1)	$30,000	$24,256
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	12,000	11,405
Surgery Center Holdings, Inc., 10.00%, 04/15/27(1)	30,000	30,615
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	40,000	27,370
Universal Health Services, Inc., 2.65%, 01/15/32(1)	90,000	71,943
Viatris, Inc., Series WI, 2.70%, 06/22/30	45,000	36,913
Total Health Care		852,603
Industrials – 3.4%
Alaska Airlines 2020-1 Class A Pass-Through Trust, 4.80%, 08/15/27(1)	66,181	65,514
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(1)	55,000	53,356
American Airlines, Inc., 11.75%, 07/15/25(1)	35,000	38,899
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	61,000	53,608
BlueLinx Holdings, Inc., 6.00%, 11/15/29(1)	30,000	24,345
Boeing Co. (The), 5.15%, 05/01/30	45,000	45,474
Boeing Co. (The), 3.75%, 02/01/50	20,000	15,184
Boeing Co. (The), 5.93%, 05/01/60	23,000	22,824
Cleaver-Brooks, Inc., 7.88%, 03/01/23(1)	40,000	40,081
CoStar Group, Inc., 2.80%, 07/15/30(1)	138,000	116,897
Deluxe Corp., 8.00%, 06/01/29(1)	20,000	17,506
General Electric Co., Series D, 5.16%, (3-Month USD LIBOR + 3.33%), perpetual(2)(3)	135,000	126,394
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	50,000	38,685
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	125,000	109,601
Oscar Acquisitionco LLC / Oscar Finance, Inc., 9.50%, 04/15/30(1)	40,000	32,718
OT Merger Corp., 7.88%, 10/15/29(1)	15,000	10,535
Pentair Finance Sarl, 5.90%, 07/15/32	90,000	93,696
Science Applications International Corp., 4.88%, 04/01/28(1)	50,000	47,637
Sempra Global, 3.25%, 01/15/32(1)	103,000	90,274
SRS Distribution, Inc., 6.13%, 07/01/29(1)	45,000	40,541
TransDigm, Inc., 5.50%, 11/15/27	30,000	28,368
Total Industrials		1,112,137
Information Technology – 2.9%
Broadcom, Inc., 4.15%, 11/15/30	88,000	83,580
Broadcom, Inc., 2.45%, 02/15/31(1)	17,000	14,221
Broadcom, Inc., 3.19%, 11/15/36(1)	2,000	1,604
CDW LLC / CDW Finance Corp., 3.57%, 12/01/31	104,000	88,678
Citrix Systems, Inc., 3.30%, 03/01/30	80,000	78,596
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	5,000	4,608
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	10,000	8,907
Dell International LLC / EMC Corp., 8.10%, 07/15/36	92,000	112,104
Security Description	Principal	Value
CORPORATE BONDS (continued)
Information Technology (continued)
Entegris Escrow Corp., 4.75%, 04/15/29(1)	$93,000	$89,745
HP, Inc., 5.50%, 01/15/33	95,000	95,632
Kyndryl Holdings, Inc., 3.15%, 10/15/31(1)	95,000	71,138
Leidos, Inc., 2.30%, 02/15/31	130,000	107,583
Motorola Solutions, Inc., 4.60%, 02/23/28	30,000	30,059
Motorola Solutions, Inc., 4.60%, 05/23/29	60,000	58,842
Oracle Corp., 2.88%, 03/25/31	50,000	43,139
TD SYNNEX Corp., 2.38%, 08/09/28	65,000	56,062
Viasat, Inc., 5.63%, 09/15/25(1)	20,000	17,657
Total Information Technology		962,155
Materials – 2.0%
Albemarle Corp., 5.05%, 06/01/32	90,000	90,325
Bayport Polymers LLC, 5.14%, 04/14/32(1)	80,000	79,709
Celanese US Holdings LLC, 5.90%, 07/05/24	30,000	30,233
Celanese US Holdings LLC, 6.17%, 07/15/27	25,000	25,404
Celanese US Holdings LLC, 6.38%, 07/15/32	16,000	16,447
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	35,000	36,094
Freeport-McMoRan, Inc., 5.45%, 03/15/43	90,000	84,483
International Flavors & Fragrances, Inc., 2.30%, 11/01/30(1)	130,000	111,658
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	45,000	37,786
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	55,000	50,740
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	65,000	57,418
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	50,000	42,325
Total Materials		662,622
Real Estate – 1.9%
EPR Properties, 4.75%, 12/15/26	65,000	61,329
EPR Properties, 3.60%, 11/15/31	15,000	12,347
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	52,000	51,611
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/28	31,000	30,992
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/32	5,000	4,249
Iron Mountain, Inc., 5.25%, 07/15/30(1)	10,000	9,372
Kite Realty Group Trust, 4.75%, 09/15/30	80,000	76,090
MPT Operating Partnership LP / MPT Finance Corp., 4.63%, 08/01/29	10,000	9,396
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/31	40,000	34,524
Office Properties Income Trust, 4.50%, 02/01/25	75,000	70,601
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	125,000	99,494
Service Properties Trust, 4.95%, 02/15/27	25,000	20,651
Service Properties Trust, 4.38%, 02/15/30	55,000	40,389
VICI Properties LP, 4.95%, 02/15/30	60,000	58,844
VICI Properties LP, 5.13%, 05/15/32	25,000	24,876
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/25(1)	10,000	9,719
Total Real Estate		614,484

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2022 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Utilities – 0.9%
Alliant Energy Finance LLC, 3.60%, 03/01/32(1)	$72,000	$68,241
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	95,000	89,192
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	20,000	18,625
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	5,000	4,394
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	93,000	82,202
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(3)	25,000	24,274
Total Utilities		286,928
Total Corporate Bonds
(Cost $11,118,986)		10,278,697

U.S. GOVERNMENT SECURITIES – 15.8%
U.S. Treasury Bond
1.88%, 11/15/51	115,000	88,532
U.S. Treasury Note
0.13%, 12/31/22	660,000	652,640
0.13%, 03/31/23	725,000	711,543
0.13%, 08/31/23	1,620,000	1,571,337
1.25%, 08/31/24	45,000	43,517
0.25%, 05/31/25	625,000	581,164
0.38%, 07/31/27	820,000	731,241
0.63%, 12/31/27	145,000	129,628
1.88%, 02/15/32	700,000	653,516
Total U.S. Government Securities
(Cost $5,230,400)		5,163,118
FOREIGN BONDS – 11.8%
Communication Services – 0.6%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	30,000	12,523
VZ Secured Financing BV, 5.00%, 01/15/32 (Netherlands)(1)	200,000	178,661
Total Communication Services		191,184
Consumer Discretionary – 0.6%
Ashtead Capital, Inc., 4.38%, 08/15/27 (United Kingdom)(1)	200,000	190,495

Consumer Staples – 0.7%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29 (Belgium)	105,000	110,650
BAT Capital Corp., 4.91%, 04/02/30 (United Kingdom)	110,000	104,767
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.25%, 04/27/29 (Guatemala)(1)	25,000	23,522
Total Consumer Staples		238,939
Energy – 2.3%
Aker BP ASA, 2.00%, 07/15/26 (Norway)(1)	200,000	182,086
Security Description	Principal	Value
FOREIGN BONDS (continued)
Energy (continued)
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(2)(3)	$75,000	$68,418
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	71,000	74,041
Ecopetrol SA, 4.63%, 11/02/31 (Colombia)	55,000	45,237
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	35,000	34,629
Petroleos Mexicanos, 4.63%, 09/21/23 (Mexico)	40,000	39,806
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	95,000	86,120
Petroleos Mexicanos, 5.95%, 01/28/31 (Mexico)	55,000	42,694
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	55,000	36,369
Petroleos Mexicanos, 7.69%, 01/23/50 (Mexico)	20,000	14,575
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	50,000	46,604
Transcanada Trust, 5.60%, (US 5 Year CMT T- Note + 3.99%), 03/07/82 (Canada)(2)	95,000	88,815
Total Energy		759,394
Financials – 0.5%
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	45,000	42,188
Banco Santander Chile, 3.18%, 10/26/31 (Chile)(1)	150,000	128,325
Total Financials		170,513
Government – 4.7%
Angolan Government International Bond, 8.25%, 05/09/28 (Angola)(1)	200,000	169,000
Argentine Republic Government International Bond, 3.50%, 07/09/41 (Argentina)(4)	125,000	33,062
Dominican Republic International Bond, 5.95%, 01/25/27 (Dominican Republic)(1)	100,000	98,925
Ecuador Government International Bond, 2.50%, 07/31/35 (Ecuador)(1)(4)	50,000	22,889
Egypt Government International Bond, 7.60%, 03/01/29 (Egypt)(1)	200,000	139,500
Emirate of Dubai Government International Bonds, Series E, 5.25%, 01/30/43 (United Arab Emirates)	200,000	186,902
Guatemala Government Bond, 3.70%, 10/07/33 (Guatemala)(1)	200,000	167,100
Ivory Coast Government International Bond, 6.13%, 06/15/33 (Ivory Coast)(1)	200,000	163,600

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2022 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Government (continued)
Mexico Government International Bond, 4.50%, 01/31/50 (Mexico)	$200,000	$164,537
Republic of South Africa Government International Bond, 4.85%, 09/27/27 (South Africa)	200,000	194,412
Saudi Government International Bond, 3.63%, 03/04/28 (Saudi Arabia)(1)	200,000	202,750
Total Government		1,542,677
Health Care – 0.7%
Cheplapharm Arzneimittel GMBH, 5.50%, 01/15/28 (Germany)(1)	200,000	181,822
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	35,000	31,726
Total Health Care		213,548
Industrials – 0.4%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	77,000	71,937
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)	75,000	67,317
Total Industrials		139,254
Materials – 0.7%
Eldorado Gold Corp., 6.25%, 09/01/29 (Turkey)(1)	70,000	56,689
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	30,000	29,368
Suzano Austria GmbH, 2.50%, 09/15/28 (Brazil)	50,000	42,281
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	70,000	56,060
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	50,000	53,438
Total Materials		237,836
Real Estate – 0.6%
Ontario Teachers’ Cadillac Fairview Properties Trust, 2.50%, 10/15/31 (Canada)(1)	200,000	175,790

Total Foreign Bonds
(Cost $4,370,369)		3,859,630
TERM LOANS – 11.4%
Aerospace – 0.5%
Air Canada, 4.25%, (3-Month USD LIBOR + 3.50%), 08/11/28(2)	7,059	6,819
Amentum Government Services Holdings LLC, 4.50%, (SOFR + 4.00%), 02/10/29(2)	7,944	7,733
Amentum Government Services Holdings LLC, 5.60%, (SOFR + 4.00%), 02/10/29(2)	7,056	6,869
Brown Group Holding, LLC, 4.87%, (1-Month USD LIBOR + 2.50%), 06/07/28(2)	46,995	45,350
Security Description	Principal	Value
TERM LOANS (continued)
Aerospace (continued)
KKR Apple Bidco, LLC, 5.12%, (1-Month USD LIBOR + 3.00%), 07/14/28(2)	$29,850	$28,843
Mileage Plus Holdings LLC, 7.31%, (3-Month USD LIBOR + 5.25%), 06/21/27(2)	30,000	30,300
TransDigm, Inc., 4.62%, (1-Month USD LIBOR + 2.25%), 05/30/25(2)	14,810	14,429
TransDigm, Inc., 4.62%, (1-Month USD LIBOR + 2.25%), 12/09/25(2)	36,987	35,993
Total Aerospace		176,336
Chemicals – 0.3%
Aruba Investments Holdings LLC, 6.26%, (1-Month USD LIBOR + 4.00%), 11/24/27(2)	14,813	13,813
Diamond BC BV, 5.56%, (3-Month USD LIBOR + 2.75%), 09/15/28(2)	29,675	28,407
Diamond BC BV, 5.12%, (3-Month USD LIBOR + 3.00%), 09/15/28(2)	75	71
INEOS US Finance LLC, 4.59%, (3-Month USD LIBOR + 2.00%), 04/01/24(2)	69,327	67,743
Total Chemicals		110,034
Consumer Non-Durables – 0.4%
DS Parent, Inc., 8.00%, (3-Month USD LIBOR + 5.75%), 12/10/28(2)	24,375	23,308
Parfums Holding Co., Inc., 6.37%, (1-Month USD LIBOR + 4.00%), 06/30/24(2)	79,598	75,460
Zep Inc., 5.00%, (3-Month USD LIBOR + 4.00%), 08/12/24(2)	28,926	25,419
Total Consumer Non-Durables		124,187
Energy – 0.6%
CITGO Petroleum Corp., 8.62%, (1-Month USD LIBOR + 6.25%), 03/28/24(2)	35,280	35,081
Hamilton Projects Acquiror LLC, 6.75%, (3-Month USD LIBOR + 4.50%), 06/17/27(2)	24,150	23,415
Medallion Midland Acquisition LP, 6.12%, (1-Month USD LIBOR + 3.75%), 10/18/28(2)	29,696	28,929
Medallion Midland Acquisition LP, 0.00%, (1 Month USD LIBOR + 0.00%), 10/18/28(5)	15,000	14,612
Oryx Midstream Services Permian Basin, LLC, 4.71%, (3-Month USD LIBOR + 3.25%), 09/30/28(2)	44,775	43,708
Traverse Midstream Partners LLC, 5.25%, (SOFR + 4.25%), 09/27/24(2)	68,481	67,597
Total Energy		213,342
Financials – 0.2%
Asurion LLC, 5.62%, (1-Month USD LIBOR + 3.25%), 07/31/27(2)	24,600	23,210
Blackhawk Network Holdings, Inc., 5.05%, (SOFR + 3.00%), 06/15/25(2)	29,767	28,707
Total Financials		51,917

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2022 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Food/Tobacco – 0.4%
Froneri US, Inc., 4.62%, (1-Month USD LIBOR + 2.25%), 01/29/27(2)	$34,300	$33,006
H-Food Holdings, LLC (aka Hearthside Food Solutions, LLC), 6.06%, (1-Month USD LIBOR + 3.69%), 05/23/25(2)	24,427	22,105
Pegasus Bidco BV, 6.12%, (SOFR + 4.25%), 05/04/29(2)	25,000	24,125
Shearer’s Foods LLC, 5.87%, (1-Month USD LIBOR + 3.50%), 09/23/27(2)	19,445	18,063
Triton Water Holdings, Inc., 5.75%, (3-Month USD LIBOR + 3.50%), 03/31/28(2)	29,663	26,427
Total Food/Tobacco		123,726

Forest Prod/Containers – 0.4%
Anchor Glass Container Corp., 5.10%, 12/07/23 (2)	14,421	11,605
Anchor Glass Container Corp., 5.12%, (3-Month USD LIBOR + 2.75%), 12/07/23(2)	346	279
BWAY Holding Co., 5.04%, (1-Month USD LIBOR + 3.25%), 04/03/24(2)	54,596	52,315
Kloeckner Pentaplast of America, Inc., 5.55%, (6-Month USD LIBOR + 4.75%), 02/04/26(2)	24,538	21,869
TricorBraun Holdings, Inc., 5.62%, (1-Month USD LIBOR + 3.25%), 01/29/28(2)	34,712	32,992
Total Forest Prod/Containers		119,060

Gaming/Leisure – 1.2%
Caesars Resort Collection LLC, 5.12%, (1-Month USD LIBOR + 2.75%), 12/23/24(2)	74,249	72,777
Carnival Corp., 5.88%, (3-Month USD LIBOR + 3.00%), 06/30/25(2)	4,900	4,691
ECL Entertainment LLC, 9.75%, (3-Month USD LIBOR + 7.50%), 05/01/28(2)	24,900	24,868
Fertitta Entertainment LLC, 6.33%, (SOFR + 4.00%), 01/13/29(2)	19,950	19,080
J&J Ventures Gaming, LLC, 6.25%, (3-Month USD LIBOR + 4.00%), 04/26/28(2)	19,800	18,971
Playa Resorts Holding B.V., 5.12%, (1-Month USD LIBOR + 2.75%), 04/29/24(2)	86,096	83,042
Pug LLC, 5.87%, (1-Month USD LIBOR + 3.50%), 02/12/27(2)	43,997	40,881
Raptor Acquisition Corp., 6.10%, (3-Month USD LIBOR + 4.00%), 11/01/26(2)	10,000	9,725
Scientific Games Holdings LP, 5.62%, (SOFR + 3.50%), 02/04/29(2)	10,000	9,584
Scientific Games International, Inc., 0.00%, (SOFR + 0.00%), 04/07/29(5)	40,000	39,183
Scientific Games International, Inc., 5.04%, (SOFR + 3.00%), 04/07/29(2)	15,000	14,694
Stars Group Holdings BV, 4.50%, (3-Month USD LIBOR + 2.25%), 07/21/26(2)	18,513	18,192
UFC Holdings LLC, 5.52%, (3-Month USD LIBOR + 2.75%), 04/29/26(2)	39,538	38,360
Total Gaming/Leisure		394,048
Security Description	Principal	Value
TERM LOANS (continued)
Health Care – 2.1%
Agiliti Health, 0.00%, (3-Month USD LIBOR + 0.00%), 01/04/26(5)	$30,000	$29,250
Change Healthcare Holdings LLC, 4.87%, (1-Month USD LIBOR + 2.50%), 03/01/24(2)	50,000	49,500
CHG Healthcare Services, Inc., 4.75%, (3-Month USD LIBOR + 3.25%), 09/22/28(2)	39,899	38,820
Heartland Dental LLC, 6.26%, (1-Month USD LIBOR + 4.00%), 04/30/25(2)	34,650	32,924
Hunter US Bidco, Inc., 6.50%, (3-Month USD LIBOR + 4.25%), 08/19/28(2)	15,797	15,363
LifePoint Health, Inc., 6.12%, (1-Month USD LIBOR + 3.75%), 11/16/25(2)	55,000	52,093
Milano Acquisition Corp., 6.25%, (3-Month USD LIBOR + 4.00%), 10/01/27(2)	34,462	33,528
One Call Corp., 8.31%, (3-Month USD LIBOR + 5.50%), 04/22/27(2)	29,550	23,788
Packaging Coordinators Midco, Inc., 6.00%, (3-Month USD LIBOR + 3.75%), 11/30/27(2)	54,536	52,647
Perrigo Investments LLC, 0.00%, (SOFR + 0.00%), 04/05/29(5)	40,000	39,500
PetVet Care Centers LLC, 5.87%, (1-Month USD LIBOR + 3.50%), 02/14/25(2)	49,291	47,458
PetVet Care Centers LLC, 5.62%, (1-Month USD LIBOR + 3.25%), 02/14/25(2)	8,122	7,797
Phoenix Guarantor, Inc., 5.62%, (1-Month USD LIBOR + 3.25%), 03/05/26(2)	39,098	37,674
Phoenix Guarantor, Inc., 5.76%, (1-Month USD LIBOR + 3.50%), 03/05/26(2)	39,475	38,124
Phoenix Newco, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 08/11/28(5)	30,000	29,302
Phoenix Newco, Inc., 4.92%, (1-Month USD LIBOR + 3.25%), 08/11/28(2)	9,975	9,743
R1 RCM Inc, 3.00%, (SOFR + 0.00%), 05/12/29(5)	40,000	39,600
Sunshine Luxembourg VII Sarl, 6.00%, (3-Month USD LIBOR + 3.75%), 10/01/26(2)	14,813	14,171
Surgery Center Holdings, Inc., 5.63%, (1-Month USD LIBOR + 3.75%), 08/31/26(2)	24,688	23,775
Upstream Newco, Inc., 6.69%, (SOFR + 4.25%), 11/20/26(2)	22,275	20,827
Viant Medical Holdings, Inc., 6.12%, (1-Month USD LIBOR + 3.75%), 07/02/25(2)	39,067	36,300
Total Health Care		672,184

Housing – 0.2%
Chariot Buyer LLC, 5.87%, (1-Month USD LIBOR + 3.50%), 10/22/28(2)	29,800	27,835
Quikrete Holdings, Inc., 5.37%, (1-Month USD LIBOR + 3.00%), 06/11/28(2)	29,925	28,545
SRS Distribution, Inc., 6.31%, (3-Month USD LIBOR + 3.75%), 06/02/28(2)	14,850	14,200

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2022 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Housing (continued)
SRS Distribution, Inc., 6.18%, (SOFR + 3.50%), 06/02/28(2)	$4,975	$4,755
Total Housing		75,335

Information Technology – 1.8%
Applied Systems, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 09/19/24(5)	25,000	24,600
Applied Systems, Inc., 7.75%, (3-Month USD LIBOR + 5.50%), 09/19/25(2)	29,460	28,829
Boxer Parent Co., Inc., 6.12%, (1-Month USD LIBOR + 3.75%), 10/02/25(2)	26,562	25,645
Boxer Parent Co., Inc., 7.87%, (1-Month USD LIBOR + 5.50%), 03/23/26(2)	10,000	9,392
Central Parent, Inc., 6.61%, (SOFR + 4.50%), 06/09/29(2)	20,000	19,480
ConnectWise LLC, 5.75%, (3-Month USD LIBOR + 3.50%), 09/24/28(2)	39,800	38,168
Epicor Software Corp., 5.62%, (1-Month USD LIBOR + 3.25%), 07/30/27(2)	49,248	47,084
Greeneden US Holdings II LLC, 6.37%, (1-Month USD LIBOR + 4.00%), 12/01/27(2)	14,775	14,457
Hyland Software, Inc., 5.87%, (1-Month USD LIBOR + 3.50%), 07/01/24(2)	74,193	72,987
Infinite Bidco LLC, 5.50%, (3-Month USD LIBOR + 3.75%), 03/02/28(2)	19,725	18,492
Magenta Buyer LLC, 7.05%, (1-Month USD LIBOR + 4.75%), 04/29/28(2)	34,812	33,190
Project Ruby Ultimate Parent Corp., 5.62%, (1-Month USD LIBOR + 3.25%), 03/10/28(2)	29,625	28,388
Proofpoint, Inc., 4.82%, (3-Month USD LIBOR + 3.25%), 06/09/28(2)	29,850	28,743
Quest Software, Inc., 5.47%, (SOFR + 4.25%), 01/20/29(2)	25,000	22,281
RealPage, Inc., 4.67%, (1-Month USD LIBOR + 3.00%), 04/24/28(2)	39,675	38,264
Sophia LP, 5.50%, (3-Month USD LIBOR + 3.25%), 10/07/27(2)	24,626	23,795
Sophia LP, 6.33%, (SOFR + 4.00%), 10/07/27(2)	15,000	14,588
Uber Technologies Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 02/25/27(5)	50,000	49,203
UKG, Inc., 0.00%, (3-Month USD LIBOR + 0.00%), 05/04/26(5)	30,000	29,161
UKG, Inc., 5.54%, (3-Month USD LIBOR + 3.25%), 05/04/26(2)	38,354	37,281
Total Information Technology		604,028

Manufacturing – 0.6%
Alliance Laundry Systems LLC, 5.96%, (3-Month USD LIBOR + 3.50%), 10/08/27(2)	43,982	42,806
Arcline FM Holdings LLC, 7.63%, (3-Month USD LIBOR + 4.75%), 06/23/28(2)	29,775	28,658
Arcline FM Holdings LLC, 11.13%, (3-Month USD LIBOR + 8.25%), 06/15/29(2)	15,000	14,325
Filtration Group Corp., 5.37%, (1-Month USD LIBOR + 3.00%), 03/31/25(2)	44,597	43,750
Security Description	Principal	Value
TERM LOANS (continued)
Manufacturing (continued)
Filtration Group Corp., 5.87%, (1-Month USD LIBOR + 3.50%), 10/19/28(2)	$19,800	$19,112
Safe Fleet Holdings LLC, 6.00%, (SOFR + 3.75%), 02/17/29(2)	24,938	23,753
Star US Bidco LLC, 6.62%, (1-Month USD LIBOR + 4.25%), 03/17/27(2)	24,429	22,770
Total Manufacturing		195,174

Media/Telecom - Cable/Wireless Video – 0.1%
Directv Financing LLC, 7.37%, (1-Month USD LIBOR + 5.00%), 08/02/27(2)	37,837	35,860

Media/Telecom - Diversified Media – 0.3%
Cinemark USA, Inc., 4.13%, (3-Month USD LIBOR + 1.75%), 03/31/25(2)	23,354	22,309
Cinemark USA, Inc., 4.01%, (3-Month USD LIBOR + 1.75%), 03/31/25 (2)	371	354
McGraw-Hill Education, Inc., 5.55%, (3-Month USD LIBOR + 4.75%), 07/28/28(2)	23,820	22,659
William Morris Endeavor Entertainment LLC, 5.13%, (1-Month USD LIBOR + 2.75%), 05/19/25(2)	44,517	42,838
Total Media/Telecom - Diversified Media		88,160

Media/Telecom - Telecommunications – 0.1%
Altice France SA/France, 6.20%, (3-Month USD LIBOR + 3.69%), 01/31/26(2)	29,233	27,671
Consolidated Communications, Inc., 5.88%, (1-Month USD LIBOR + 3.50%), 10/02/27(2)	10,710	9,353
Total Media/Telecom - Telecommunications		37,024

Metals/Minerals – 0.2%
Covia Holdings LLC, 6.29%, (3-Month USD LIBOR + 4.00%), 07/31/26(2)	35,000	33,035
Peabody Energy Corp., 5.05%, (1-Month USD LIBOR + 2.75%), 03/31/25(2)	24,922	23,205
Total Metals/Minerals		56,240

Retail – 0.4%
CNT Holdings I Corp., 5.37%, (1-Month USD LIBOR + 3.50%), 11/08/27(2)	29,625	28,794
Great Outdoors Group LLC, 6.12%, (1-Month USD LIBOR + 3.75%), 03/06/28(2)	29,514	27,089
Harbor Freight Tools USA, Inc., 5.12%, (1-Month USD LIBOR + 2.75%), 10/19/27(2)	29,424	27,360
PetSmart, Inc., 6.12%, (1-Month USD LIBOR + 3.75%), 02/11/28(2)	24,737	23,907
Rising Tide Holdings, Inc., 7.12%, (1-Month USD LIBOR + 4.75%), 06/01/28(2)	14,850	13,043
Total Retail		120,193

Service – 1.1%
Apex Group Treasury LLC, 6.00%, (3-Month USD LIBOR + 3.75%), 07/27/28(2)	29,750	28,969

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2022 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Service (continued)
Brightview Landscapes LLC, 0.00%, (SOFR + 0.00%), 04/07/29(5)	$40,000	$39,100
Carlisle FoodService Products, Inc., 5.37%, (1-Month USD LIBOR + 3.00%), 03/20/25(2)	29,716	26,002
Dun & Bradstreet Corp. (The), 5.55%, (1-Month USD LIBOR + 3.25%), 02/06/26(2)	39,041	38,098
Dun & Bradstreet Corp. (The), 4.75%, (SOFR + 3.25%), 01/05/29(2)	4,988	4,843
DXP Enterprises, Inc., 7.12%, (1-Month USD LIBOR + 4.75%), 12/23/27(2)	14,775	14,165
Garda World Security Corp., 6.47%, (1-Month USD LIBOR + 4.25%), 10/30/26(2)	10,000	9,487
Grab Holdings, Inc., 6.88%, (1-Month USD LIBOR + 4.50%), 01/29/26(2)	34,563	31,317
NAB Holdings LLC, 5.20%, (SOFR + 3.00%), 11/17/28(2)	24,825	23,734
Peraton Corp., 6.12%, (1-Month USD LIBOR + 3.75%), 02/01/28(2)	45,682	44,511
PODS LLC, 5.37%, (1-Month USD LIBOR + 3.00%), 03/31/28(2)	29,402	28,269
Sedgwick Claims Management Services, Inc., 6.12%, (1-Month USD LIBOR + 3.75%), 09/03/26(2)	24,178	23,570
University Support Services LLC, 5.62%, (1-Month USD LIBOR + 3.25%), 06/29/28(2)	27,108	26,405
Weld North Education LLC, 6.13%, (1-Month USD LIBOR + 3.75%), 12/21/27(2)	35,768	34,807
Total Service		373,277

Transportation - Automotive – 0.3%
Cooper-Standard Automotive, Inc., 4.37%, (1-Month USD LIBOR + 2.00%), 11/02/23(2)	48,804	45,692
Mavis Tire Express Services TopCo LP, 6.25%, (1-Month USD LIBOR + 4.00%), 05/04/28(2)	27,281	26,195
PAI Holdco, Inc., 4.99%, (3-Month USD LIBOR + 3.50%), 10/28/27(2)	29,812	28,321
Total Transportation - Automotive		100,208

Utilities – 0.2%
Brookfield WEC Holdings, Inc., 5.12%, (1-Month USD LIBOR + 2.75%), 08/01/25(2)	38,370	37,136
Brookfield WEC Holdings, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 08/01/25(5)	30,000	29,035
Total Utilities		66,171
Total Term Loans
(Cost $3,856,633)		3,736,504

MORTGAGE BACKED SECURITIES - 6.9%
Commercial Mortgage Backed Securities - 0.7%
BX Trust, Class D, Series 2019-OC11, 4.08%, 12/09/41(1)(2)(6)	35,000	31,306
Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	$92,050	$84,638
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	60,000	58,108
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37(1)(2)(6)	4,302	4,293
WFRBS Commercial Mortgage Trust, Class AS, Series 2014-C24, 3.93%, 11/15/47	50,000	48,973
Total Commercial Mortgage Backed Securities		227,318
Mortgage Backed Security - 0.2%
COMM Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37(1)	45,000	42,243
Federal National Mortgage Association, 3.50%, 05/01/49	29,948	29,937
Total Mortgage Backed Security		72,180
Residential Mortgage Backed Securities - 6.0%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(4)	63,539	60,015
AMSR Trust, Class D, Series 2021-SFR3, 2.18%, 10/17/38(1)	100,000	88,732
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(6)	24,825	24,146
Bayview Opportunity Master Fund IVa Trust, Class B1, Series 2017-SPL5, 4.00%, 06/28/57(1)(2)(6)	100,000	98,001
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29(1)(4)	100,000	92,646
Cascade MH Asset Trust, Class A1, Series 2021-MH1, 1.75%, 02/25/46(1)	86,494	78,580
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61(1)(2)(6)	96,343	93,724
COLT Mortgage Pass-Through Certificates, Class A1, Series 2021-1R, 0.86%, 05/25/65(1)(2)(6)	30,308	28,168
CSMC, Class A1, Series 2021-NQM1, 0.81%, 05/25/65(1)(2)(6)	42,334	40,685
Mill City Mortgage Loan Trust, Class B1, Series 2017-3, 3.25%, 01/25/61(1)(2)(6)	98,728	92,157
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)(6)	47,377	46,073
New Residential Mortgage Loan Trust, Class M2, Series 2019-RPL2, 3.75%, 02/25/59(1)(2)(6)	100,000	93,142
OBX Trust, Class A1, Series 2021-NQM3, 1.05%, 07/25/61(1)(2)(6)	46,668	40,324
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50(1)(2)(6)	23,669	21,462

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2022 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.49%, 06/25/43(2)(6)	$74,723	$73,331
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59(1)(2)(6)	6,353	6,216
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)	64,739	64,492
Towd Point Mortgage Trust, Class A2, Series 2017-1, 3.50%, 10/25/56(1)(2)(6)	100,000	98,326
Towd Point Mortgage Trust, Class A2, Series 2017-4, 3.00%, 06/25/57(1)(2)(6)	125,000	118,881
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(6)	100,000	96,663
Towd Point Mortgage Trust, Class A1, Series 2018-4, 3.00%, 06/25/58(1)(2)(6)	45,094	43,307
Towd Point Mortgage Trust, Class M1, Series 2020-1, 3.50%, 01/25/60(1)(2)(6)	100,000	90,293
Towd Point Mortgage Trust, Class A2, Series 2021-1, 2.75%, 11/25/61(1)(2)(6)	100,000	87,023
Verus Securitization Trust, Class A1, Series 2022-4, 4.47%, 04/25/67(1)(4)	94,211	92,586
Verus Securitization Trust, Class A1, Series 2022-5, 3.80%, 04/25/67(1)(4)	103,139	99,777
Verus Securitization Trust, Class A1, Series 2022-7, 5.15%, 07/25/67(1)(4)	100,000	100,241
VOLT XCIV LLC, Class A1, Series 2021-NPL3, 2.24%, 02/27/51(1)(4)	104,494	100,072
Total Residential Mortgage Backed Securities		1,969,063
Total Mortgage Backed Securities
(Cost $2,397,499)		2,268,561

ASSET BACKED SECURITIES – 6.7%
American Credit Acceptance Receivables Trust, Class D, Series 2020-4, 1.77%, 12/14/26(1)	45,000	43,204
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50(1)	68,775	62,493
Avant Credit Card Master Trust, Class A, Series 2021-1A, 1.37%, 04/15/27(1)	50,000	45,990
BHG Securitization Trust, Class B, Series 2021-B, 1.67%, 10/17/34(1)	100,000	89,530
Business Jet Securities LLC, Class A, Series 2020-1A, 2.98%, 11/15/35(1)	11,553	10,753
Carvana Auto Receivables Trust, Class D, Series 2019-2A, 3.28%, 01/15/25(1)	55,000	54,741
Carvana Auto Receivables Trust, Class D, Series 2019-3A, 3.04%, 04/15/25(1)	55,000	54,560
Carvana Auto Receivables Trust, Class E, Series 2019-3A, 4.60%, 07/15/26(1)	55,000	54,630
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27(1)	100,000	98,940
Conn Funding II LP, Class B, Series 2022-A, 9.52%, 12/15/26(1)	65,000	64,161
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25(1)	55,000	53,928
Encina Equipment Finance LLC, Class B, Series 2022-1A, 5.15%, 01/16/29(1)	100,000	100,607
Exeter Automobile Receivables Trust, Class E, Series 2019-2A, 4.68%, 05/15/26(1)	55,000	55,105
Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(1)	$50,000	$48,414
Flagship Credit Auto Trust, Class C, Series 2019-2, 3.09%, 05/15/25(1)	106,947	106,452
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	65,000	65,253
Hardee’s Funding LLC, Class A2, Series 2020-1A, 3.98%, 12/20/50(1)	93,575	86,809
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	65,000	55,772
Jack in the Box Funding LLC, Class A2I, Series 2022-1A, 3.45%, 02/26/52(1)	54,725	50,946
LAD Auto Receivables Trust, Class D, Series 2021-1A, 3.99%, 11/15/29(1)	55,000	51,500
Lendbuzz Securitization Trust, Class A, Series 2022-1A, 4.22%, 05/17/27(1)	91,122	89,819
MAPS Trust, Class A, Series 2021-1A, 2.52%, 06/15/46(1)	45,835	40,331
Mercury Financial Credit Card Master Trust, Class A, Series 2021-1A, 1.54%, 03/20/26(1)	75,000	71,203
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	29,551	28,656
NMEF Funding LLC, Class B, Series 2021-A, 1.85%, 12/15/27(1)	65,000	61,632
OneMain Direct Auto Receivables Trust, Class C, Series 2022-1A, 5.31%, 06/14/29(1)	55,000	55,240
Oportun Funding LLC, Class A, Series 2022-1, 3.25%, 06/15/29(1)	57,801	56,928
Pawneee Equipment Receivables Series LLC, Class B, Series 2022-1, 5.40%, 07/17/28(1)	65,000	65,387
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	73,150	73,535
TRP LLC, Class A, Series 2021-1, 2.07%, 06/19/51(1)	68,778	61,801
Upstart Pass-Through Trust, Class A, Series 2021-ST8, 1.75%, 10/20/29(1)	71,514	67,520
Upstart Securitization Trust, Class A, Series 2022-2, 4.37%, 05/20/32(1)	77,776	76,809
Upstart Securitization Trust, Class B, Series 2021-2, 1.75%, 06/20/31(1)	60,000	56,474
Veros Automobile Receivables Trust, Class B, Series 2020-1, 2.19%, 06/16/25(1)	20,413	20,334
Veros Automobile Receivables Trust, Class B, Series 2022-1, 4.39%, 08/16/27(1)	75,000	73,566
Westlake Automobile Receivables Trust, Class C, Series 2020-3A, 1.24%, 11/17/25(1)	45,000	43,952

Total Asset Backed Securities
(Cost $2,275,100)		2,196,975

MUNICIPAL BONDS – 0.3%
Broward County Fl Water & Sewer Utility Revenue, 4.00%, 10/01/47	40,000	40,601
Metropolitan Transportation Authority, 5.00%, 11/15/45	60,000	68,210
Sales Tax Securitization Corp., 3.41%, 01/01/43	5,000	4,219

Total Municipal Bonds
(Cost $119,134)		113,030

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2022 (unaudited)

Security Description	Principal	Value
MONEY MARKET FUND - 19.8%
JP Morgan U.S. Government Money Market Institutional Shares, 1.73%(7) (Cost $6,469,569)	6,469,569	$6,469,569

TOTAL INVESTMENTS - 104.1%
(Cost $35,837,690)		34,086,084
Liabilities in Excess of Other Assets - (4.1)%		(1,352,268)
Net Assets - 100.0%		$32,733,816

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2022, the aggregate value of these securities was $11,249,527, or 34.4% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2022.
(3)	Perpetual security with no stated maturity date.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2022.
(5)	The loan will settle after July 31, 2022. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(6)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(7)	The rate shown reflects the seven-day yield as of July 31, 2022.

Abbreviations:
CMT — Constant Maturity Treasury Index
LIBOR — London InterBank Offered Rate
SOFR — Secured Overnight Financing Rate

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$10,278,697	$—	$10,278,697
U.S. Government Securities	—	5,163,118	—	5,163,118
Foreign Bonds	—	3,859,630	—	3,859,630
Term Loans	—	3,736,504	—	3,736,504
Mortgage Backed Securities	—	2,268,561	—	2,268,561
Asset Backed Securities	—	2,196,975	—	2,196,975
Municipal Bonds	—	113,030	—	113,030
Money Market Fund	6,469,569	—	—	6,469,569
Total	$6,469,569	$27,616,515	$—	$34,086,084